Derivative warrant liabilities - Reconciliation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities
Opening balance	$ 43,893,909
Ending balance	19,264,820	$ 43,893,909
Derivative warrant liabilities
Financial liabilities
Opening balance	1,317,091
Recognized pursuant to the reverse acquisition transaction		35,487,284
Change in fair value during the period/year	0	(34,170,193)
Ending balance	$ 1,317,091	$ 1,317,091